Annual Operating Expenses {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-10 - Fidelity® Small Cap Growth Fund - Fidelity Small Cap Growth Fund-Retail Class
Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	1.00%